Statements of Stockholders' Equity (Investment Capital Fund Group, LLC Series 20) (Investment Capital Fund Group, LLC Series 20 [Member], USD $)	Investment Capital Fund Group, LLC Series 20 [Member] USD ($)	Investment Capital Fund Group, LLC Series 20 [Member] Members Interest [Member] USD ($)	Investment Capital Fund Group, LLC Series 20 [Member] Accumulated Deficit [Member] USD ($)	Investment Capital Fund Group, LLC Series 20 [Member] Accumulated Other Comprehensive Loss [Member] USD ($)
Balance at beginning of period at Jun. 25, 2014
Total comprehensive income (loss) for the period
Loss for the period	(3,000)		(3,000)
Balance at end of period at Jun. 30, 2014	$ (3,000)		$ (3,000)